Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

Risk Management Strategy
We maintain an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize the economic effect of interest rate changes. Our goal is to manage interest rate sensitivity by modifying the repricing frequency and underlying index characteristics of certain balance sheet assets and liabilities so the net interest margin is not, on a material basis, adversely affected by movements in interest rates. As a result of interest rate fluctuations, hedged assets and liabilities will appreciate or depreciate in market value. Income or loss on the derivative instruments that are linked to the hedged assets and liabilities will generally offset the effect of this unrealized appreciation or depreciation for the period the item is being hedged.
Although we use derivatives to offset (or minimize) the risk of interest rate changes, the use of derivatives does expose us to both market and credit risk. Market risk is the chance of financial loss resulting from changes in interest rates and market liquidity. Credit risk is the risk that a counterparty will not perform its obligations under a contract and it is limited to the loss of the fair value gain in a derivative that the counterparty owes us. When the fair value of a derivative contract is negative, we owe the counterparty and, therefore, have no credit risk exposure to the counterparty; however, the counterparty has exposure to us. We minimize the credit risk in derivative instruments by entering into transactions with highly rated counterparties that are regularly reviewed. We also maintain a policy of requiring that all derivative contracts be governed by an International Swaps and Derivative Association Master Agreement. Depending on the nature of the derivative transaction, bilateral collateral arrangements generally are required as well. When we have more than one outstanding derivative transaction with the counterparty, and there exists legally enforceable netting provisions with the counterparty (i.e., a legal right to offset receivable and payable derivative contracts), the “net” mark-to-market exposure, less collateral the counterparty has posted to us, represents exposure with the counterparty. All existing agreements contain netting arrangements. When there is a net negative exposure, we consider our exposure to the counterparty to be zero. At December 31, 2013 and 2012, we had a net positive exposure (derivative gain positions to us less collateral which has been posted by counterparties to us) related to derivatives of $3,517 and $9,856, respectively.

Accounting for Derivative Instruments
Derivative instruments that are used as part of our interest rate risk management strategy are interest rate swaps. The accounting for derivative instruments requires that every derivative instrument, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet as either an asset or liability measured at fair value. Our derivative instruments are classified and accounted for by us as fair value hedges.

Fair Value Hedges
Fair value hedges are generally used by us to hedge the exposure to changes in fair value of a recognized fixed rate asset or liability. We enter into interest rate swaps to economically convert fixed rate assets into variable rate assets and fixed rate debt into variable rate debt. For fair value hedges, we generally consider all components of the derivative’s gain and/or loss when assessing hedge effectiveness and generally hedge changes in fair values due to interest rates.

Summary of Derivative Financial Statement Impact
The following tables summarize the fair values and notional amounts of all derivative instruments at December 31, 2013, 2012 and 2011, and their impact on other comprehensive income and earnings for the years ended December 31, 2013, 2012 and 2011.

		Years Ended December 31,
	Location	2013	2012	2011
Fair Values:

Interest rate swaps (receive - fixed/pay - variable)(1)	Other assets	$612	$31,278	$49,931
Total fair value		$612	$31,278	$49,931

Notional Amounts:

Interest rate swaps (receive - fixed/pay - variable)(1)		$2,664,755	$3,540,586	$3,235,790
Other(2)		—	628,698	628,698
Total notional		$2,664,755	$4,169,284	$3,864,488

Earnings impact:
Hedge ineffectiveness	Other noninterest income	$640	$(5,461)	$5,283
Realized gains	Interest expense	28,668	35,988	45,004
Total earnings impact		$29,308	$30,527	$50,287

(1)	Interest rate swaps are hedged against certificates of deposit.

(2)	"Other" includes embedded derivatives bifurcated from investment securities.

Cash Collateral
Cash collateral held related to derivative exposure between the Company and its derivatives counterparties was $5,190 and $30,600 for the years ended December 31, 2013 and 2012, respectively. Collateral held is recorded in “Other Liabilities.” Cash collateral pledged related to derivative exposure between the Company and its derivatives counterparties was $40 and $0 for the years ended December 31, 2013 and 2012, respectively.